CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (354,181,969)	$ (54,676,274)	¥ (128,942,408)	¥ (562,916,605)
Adjustments for:
Loss on disposal of property, equipment and software	1,563,518	241,366	1,346,972	13,137
Gain on disposal of subsidiaries	(3,339,394)	(515,514)	(165,392,382)
Employee compensation relating to the issuance of redeemable noncontrolling interest			13,034,797
Share-based compensation expense	34,007,629	5,249,873	3,672,300	29,237,416
Impairment on investments				47,970,885
Provision/(reversal of provision) for allowance for long-term receivables and prepayments	8,439,580	1,302,847	(14,371,918)	29,741,076
Impairment of long-lived assets				5,725,046
Allowance for doubtful accounts receivable	711,908	109,900	76,246	1,224,425
Impairment on upfront prepaid royalties and deferred costs				13,096,101
Depreciation and amortization of property, equipment and software	11,563,567	1,785,107	15,665,588	19,035,455
Amortization of prepaid land use right	1,920,910	296,537	1,920,911	1,920,909
Amortization of intangible assets	19,136,842	2,954,219	28,854,483	23,015,765
Share of loss in equity method investments	13,013,791	2,008,983	3,712,530	2,375,826
Gain on disposal of investment in equity investee and available-for-sales investment			(33,153,452)
Exchange loss (gain)	7,313,303	1,128,979	3,086,602	(1,507,157)
Fair value change on warrant liability	7,129,161	1,100,553
Amortization of discount on convertible note	2,609,771	402,879
Changes in operating assets and liabilities:
Change in accounts receivable	3,630,201	560,406	7,257,096	(3,894,295)
Change in advance to suppliers	(164,787)	(25,439)		(3,277,573)
Change in prepayments and other current assets	11,928,473	1,841,439	(1,767,972)	23,085,521
Change in prepaid royalties			4,878,579	(453,785)
Change in deferred costs	9,745	1,504	58,472	(1,867,820)
Change in other long-lived assets	(1,970,192)	(304,145)	7,732,074	13,115,217
Change in accounts payable	565,870	87,355	(9,104,630)	8,665,354
Change in amounts due to related party	61,454,444	9,486,931	1,505,203	4,799,753
Change in other taxes payable	(405,070)	(62,532)	(306,421)	(2,735,038)
Change in advances from customers	2,823,656	435,897	(2,062,884)	1,017,996
Change in deferred revenue	(1,882,745)	(290,646)	321,706	(142,057)
Change in other payables and accruals	(1,465,002)	(226,155)	(7,118,898)	(4,815,188)
Net cash used in operating activities	(175,586,790)	(27,105,930)	(269,097,406)	(357,569,636)
Cash flows from investing activities
Decrease (Increase) in restricted cash			700,000	37,959
Proceeds from disposal of short term investment				877,350
Proceeds from disposal of subsidiaries	12,178,328	1,880,010	163,715,759
Proceeds from disposal of cost method investee				5,469,593
Proceeds from disposal of equity method investees			25,040,812
Proceeds from disposal of available-for-sale investment			6,274,326
Purchase of equity method and available-for-sale investments	(223,428,600)	(34,491,432)		(9,158,160)
Disbursement for loans receivable from a related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)	(9,870,000)	(1,523,665)	(5,250,000)	(4,500,000)
Collection of loans receivable from related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)	4,500,000	694,680	5,250,000	4,500,000
Proceeds from disposal of property, equipment and software	340,962	52,635	1,148,851	146,500
Proceeds from refund of investment				7,252,493
Refund of upfront license fees			2,000,000
Refund of long-term receivables	17,927,763	2,767,570	2,000,000
Purchase of property, equipment and software	(10,644,290)	(1,643,195)	(3,127,931)	(7,057,543)
Purchase of intangible assets				(500,000)
Net cash provided by (used in) investing activities	(208,995,837)	(32,263,397)	197,751,817	(2,931,808)
Cash flows from financing activities:
Proceeds from stock option exercises			812,635	4,304,447
Proceeds from exercises of stock options of a subsidiary	84,059	12,976	616,688	32,603
Issuance of redeemable noncontrolling interest			118,262,180
Purchase of noncontrolling interest	(656,799)	(101,392)
Repurchase of ordinary shares				(29,030,699)
Proceeds from bank borrowings	31,624,560	4,881,991
Proceeds from the issuance of convertible notes	260,068,680	40,147,686
Payment for the issuance cost related to convertible notes	(20,779,520)	(3,207,805)
Amount due to related parties	2,597,440	400,976
Loan from a related party	30,000,000	4,631,202
Repayment a loan from a related party	(30,000,000)	(4,631,202)
Contribution from noncontrolling interest	4,500,000	694,680
Payment for long-term payable	(19,501,485)	(3,010,511)	(19,469,853)	(13,995,293)
Net cash provided by (used in) financing activities	257,936,935	39,818,601	100,221,650	(38,688,942)
Effect of foreign exchange rate changes on cash and cash equivalents	(5,826,067)	(899,389)	(4,380,962)	1,898,778
Net change in cash and cash equivalents	(132,471,759)	(20,450,115)	24,495,099	(397,291,608)
Cash and cash equivalents, beginning of year	181,482,300	28,016,039	156,987,201	554,278,809
Cash and cash equivalents, end of year	49,010,541	7,565,924	181,482,300	156,987,201
Supplemental disclosure of cash flow information:
Accrued purchases of property, equipment and software	1,841,541	284,285	1,747,081	2,085,286
Accrued purchases of intangible assets	¥ 20,010,351	$ 3,089,066	36,775,866	¥ 56,109,371
Receivable related to the disposition of a subsidiary			¥ 12,750,000